Loans - Schedule of Loans (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 527,575	$ 419,651	$ 270,252
Loans current	150,731	107,109	64,826
Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	11,810	8,619	26,158
Loans current	29,537	33,271	7,788
Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	515,765	411,032	244,094
Loans current	$ 121,194	73,838	57,038
Export pre-financing [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	2021
Loans current	$ 5,465
Export pre-financing [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	32.00%
Export pre-financing [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	40.50%
Export pre-financing [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 12,608	10,762
Loans current	$ 25,662	33,100	20,724
Export pre-financing [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.75%
Maturity Year	2021
Export pre-financing [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.75%
Maturity Year	2022
Negotiable obligations [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 6,435	8,619	26,118
Loans current	$ 17,254	27,481	6,999
Negotiable obligations [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	16.50%
Maturity Year	2021
Negotiable obligations [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	39.13%
Maturity Year	2024
Negotiable obligations [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 496,377	375,560	219,510
Loans current	$ 62,052	13,279	17,417
Negotiable obligations [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%
Maturity Year	2021
Negotiable obligations [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%
Maturity Year	2047
Loans [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 5,375		40
Loans current	$ 6,818	3,687	789
Loans [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	33.00%
Maturity Year	2021
Loans [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	61.00%
Maturity Year	2024
Loans [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 6,780	24,710	23,616
Loans current	$ 33,480	9,583	5,721
Loans [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.91%
Maturity Year	2021
Loans [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.01%
Maturity Year	2027
Account Overdraft [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans current		2,103
Imports Financing [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent			968
Loans current		$ 17,876	$ 13,176